Risk Management - Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables [Abstract]
Cash at bank (note 10)	$ 4,236,013	د.إ 15,554,642	$ 10,018	د.إ 36,785	د.إ 57,356
Trade receivables (note 8)	19,617	72,033	24,092	88,463	41,213
Other receivables (excluding prepaid expenses and advances) (note 9)	162,335	596,094	165,953	609,379	394,687
Credit risk on bank balances and trade and other receivables	$ 4,417,965	د.إ 16,222,769	$ 200,063	د.إ 734,627	د.إ 493,256